EARNINGS PER SHARE (Schedule of Computation of Basic and Diluted Net Earnings Per Common Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income attributable to ordinary shares - basic	$ 42,826	$ 62,408	$ 314,718
Gains related to convertible debt, net	(2,100)
Net income from continuing operations - diluted	40,726	62,408	314,718
Net loss from discontinued operations - basic and diluted		$ (33,795)	$ (23,798)
Denominator:
Weighted average number of ordinary shares outstanding during the year	68,213,209	53,910,741	52,320,133
Weighted average effect of dilutive securities:
Assumed conversion of convertible debt	1,090,906
Shares to be issued in connection with acquisition	52,664
Employee stock options and restricted stock units	970,632	926,566	944,610
Diluted number of ordinary shares outstanding - Continuing operations	70,327,411	54,837,307	53,264,743
Diluted number of ordinary shares outstanding - Discontinued operations		54,837,307	53,264,743
Basic net earnings (loss) per ordinary share
Continuing operations	$ 0.63	$ 1.16	$ 6.02
Discontinued operations		$ (0.63)	$ (0.45)
Net income	$ 0.63	$ 0.53	$ 5.57
Diluted net earnings (loss) per ordinary share
Continuing operations	$ 0.58	$ 1.14	$ 5.91
Discontinued operations		$ (0.62)	$ (0.45)
Net income	$ 0.58	$ 0.52	$ 5.46
Ordinary shares equivalents excluded because their effect would have been anti-dilutive	3,766,080	2,778,618	1,634,174